EARNINGS PER SHARE - Computation of basic and diluted earnings (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended										9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Apr. 10, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net Income	$ 12,416	$ (8,042)	$ 2,927	$ (6,040)	$ 7,251	$ 5,018	$ 3,973	$ 3,713	$ 33,368	$ 25,910	$ (367)	$ (3,904)	$ 46,072
Denominator:
Weighted Average Common Shares Outstanding - Basic	48,496,077				46,805,951					100,000,000	46,700,990	46,806,042	46,773,038
Dilutive effect of Stock Options and Warrants (1)	4,012,109				1,419,652								1,136,375
Weighted Average Common Shares Outstanding - Diluted	52,508,186				48,225,603					100,000,000	46,700,990	46,806,042	47,909,413
Basic earnings per share	$ 0.26	$ (0.17)	$ 0.06	$ (0.13)	$ 0.16	$ 0.11	$ 0.08	$ 0.08	$ 0.71	$ 0.26	$ (0.01)	$ (0.08)	$ 0.99
Diluted earnings per share	$ 0.24	$ (0.17)	$ 0.06	$ (0.13)	$ 0.15	$ 0.10	$ 0.08	$ 0.08	$ 0.71	$ 0.26	$ (0.01)	$ (0.08)	$ 0.96